UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21125

Name of Fund: BlackRock California Municipal Income Trust II (BCL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
California Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock California Municipal Income Trust II
Schedule of Investments May 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
			Par
		Municipal Bonds	(000)	Value
California - 137.1%
Corporate - 2.7%		California Pollution Control Financing Authority, Solid Waste
		Disposal Revenue Bonds (Waste Management, Inc. Project),
		AMT, Series C, 4.35%, 12/01/27	$ 1,225	$ 1,253,934
Los Angeles, California, Regional Airports Improvement
		Corporation, Lease Revenue Bonds (American Airlines Inc.),
		AMT, Series C, 7.50%, 12/01/24	1,785	1,632,757
				2,886,691
County/City/Special		Alameda County, California, Joint Powers Authority, Lease
District/School District - 60.5%		Revenue Refunding Bonds, 5%, 12/01/34 (a)	3,500	3,363,500
Butte-Glenn Community College District, California, GO
		(Election of 2002), Series C, 5.50%, 8/01/30	3,500	3,615,395
		Corona-Norco Unified School District, California, Community
		Facilities District Number 98-1, Special Tax Bonds, 5.10%,
		9/01/32 (b)	6,000	5,755,020
		Long Beach, California, Unified School District, GO (Election
		of 2008), Series A, 5.75%, 8/01/33	1,000	1,059,730
		Los Alamitos, California, Unified School District, GO (School
		Facilities Improvement Project Number 1), 5.50%, 8/01/33	3,500	3,624,495
Los Angeles, California, Community College District, GO
		(Election of 2001), Series A, 5%, 8/01/32 (a)(c)	3,000	2,975,400
Los Angeles, California, Community College District, GO
		(Election of 2003), Series F-1, 5%, 8/01/33	1,500	1,479,195
		Los Angeles, California, Community College District, GO,
		Refunding (Election of 2008), Series A, 6%, 8/01/33	3,825	4,116,350
		Los Angeles, California, Unified School District, GO, Series D,
		5.30%, 1/01/34	2,100	2,120,160
		Los Angeles, California, Unified School District, GO, Series I,
		5%, 7/01/26	3,100	3,161,411
		Modesto, California, Irrigation District, COP, Series A, 5.75%,
		10/01/29	3,000	3,109,200
		Modesto, California, Irrigation District, COP, Series B, 5.50%,
		7/01/35	1,650	1,645,380
		Pittsburg, California, Redevelopment Agency, Tax Allocation
Refunding Bonds (Los Medanos Community Development
		Project), Series A, 6.50%, 9/01/28	2,000	2,065,700
San Diego, California, Community College District, GO
		(Election of 2002), 5.25%, 8/01/33	3,000	3,063,810
		San Diego, California, Regional Building Authority, Lease
Revenue Bonds (County Operations Center and Annex
		Redevelopment Project), Series A, 5.375%, 2/01/36	1,600	1,605,264
		San Jose, California, Unified School District, Santa Clara
		County, GO (Election of 2002), Series D, 5%, 8/01/32	2,750	2,727,450
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
COP	Certificates of Participation	VRDN	Variable Rate Demand Notes

BlackRock California Municipal Income Trust II
Schedule of Investments May 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Santa Ana, California, Unified School District, GO (Election of
	2008), Series A, 5.50%, 8/01/30	$ 5,830	$ 5,968,637
	Santa Ana, California, Unified School District, GO (Election of
	2008), Series A, 5.125%, 8/01/33	2,000	1,944,500
	Santa Cruz County, California, Redevelopment Agency, Tax
	Allocation Bonds (Live Oak/Soquel Community Improvement
	Project Area), Series A, 6.625%, 9/01/29	1,000	1,063,310
	Stockton, California, Unified School District, GO (Election of
	2005), 5%, 8/01/31 (a)	1,250	1,246,588
	Torrance, California, Unified School District, GO, (Election of
	2008 - Measure Z), 6%, 8/01/33	1,500	1,600,710
Val Verde, California, Unified School District Financing
	Authority, Special Tax Refunding Bonds, Junior Lien, 6.25%,
	10/01/28	1,170	1,055,925
	Val Verde, California, Unified School District, GO (Election of
	2008), Series A, 5.50%, 8/01/33	5,000	5,060,650
	Westminster, California, Redevelopment Agency,
	Westminster Commercial Redevelopment Project Number 1,
	Subordinate Tax Allocation Bonds (Police Facility), 6.25%,
	11/01/39 (d)	1,400	1,474,424
			64,902,204
Education - 12.3%	California Educational Facilities Authority Revenue Bonds
	(University of Southern California), Series A, 5.25%,
	10/01/39	3,500	3,630,515
	Oak Grove, California, School District, GO (Election of 2008),
	Series A, 5.50%, 8/01/33	2,000	2,059,520
	University of California, General Revenue Bonds, Series A,
	5%, 5/15/33 (b)	2,000	1,986,140
University of California Revenue Bonds, Series D, 5%,
	5/15/32 (c)(e)	2,500	2,486,425
University of California Revenue Bonds, Series O, 5.75%,
	5/15/34	2,800	3,010,896
			13,173,496
Health - 19.0%	California Health Facilities Financing Authority, Revenue
	Refunding Bonds (Providence Health and Services), Series C,
	6.50%, 10/01/38	1,000	1,066,910
	California Infrastructure and Economic Development Bank
	Revenue Bonds (Kaiser Hospital Assistance I-LLC), Series A,
	5.55%, 8/01/31	1,735	1,700,179
	California Statewide Communities Development Authority,
	Health Facility Revenue Bonds (Memorial Health Services),
	Series A, 5.50%, 10/01/33	7,000	6,666,100
	California Statewide Communities Development Authority
	Revenue Bonds (Catholic Healthcare West), Series E, 5.50%,
	7/01/31	1,250	1,217,212
	California Statewide Communities Development Authority
Revenue Bonds (Kaiser Permanente), Series A, 5.50%,
	11/01/32	5,000	4,753,650

BlackRock California Municipal Income Trust II
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	California Statewide Communities Development Authority
	Revenue Bonds (Sutter Health), Series B, 5.50%, 8/15/34	$ 5,000	$ 4,986,000
			20,390,051
Healthcare - 1.3%	California Health Facilities Financing Authority, Revenue
	Refunding Bonds (Catholic Healthcare West), Series A, 6%,
	7/01/34	1,400	1,420,006
State - 14.3%	California State, GO, 6.50%, 4/01/33	7,750	8,424,250
	California State Public Works Board, Lease Revenue Bonds
	(Department of Education - Riverside Campus Project), Series
	B, 6.50%, 4/01/34	3,000	3,185,520
	California State Public Works Board, Lease Revenue Bonds
	(Regents University Project), Series E, 5%, 4/01/34	3,875	3,746,350
			15,356,120
Transportation - 12.9%	Foothill/Eastern Corridor Agency, California, Toll Road
	Revenue Bonds, Senior Lien, Series A, 5.744%,
	1/01/26 (f)(g)	10,000	4,702,700
Foothill/Eastern Corridor Agency, California, Toll Road
	Revenue Refunding Bonds, 6.111%, 1/15/30 (g)	6,550	1,298,734
	Port of Oakland, California, Revenue Bonds, AMT, Series K,
	5.75%, 11/01/29 (c)(e)	1,985	1,830,488
	San Francisco, California, City and County Airport
	Commission, International Airport Revenue Refunding Bonds,
	AMT, Second Series, 6.75%, 5/01/19	1,575	1,645,214
	San Joaquin Hills, California, Transportation Corridor Agency,
Toll Road Revenue Refunding Bonds, Series A, 5.50%,
	1/15/34 (e)(g)	30,000	4,357,800
			13,834,936
Utilities - 14.1%	Eastern Municipal Water District, California, Water and
	Sewer, COP, Series H, 5%, 7/01/33	7,100	6,877,486
	Los Angeles, California, Department of Water and Power,
	Waterworks Revenue Bonds, Series A, 5.375%, 7/01/34	1,600	1,631,744
	San Diego, California, Public Facilities Financing Authority,
	Sewer Revenue Refunding Bonds, Senior Series A, 5.25%,
	5/15/34	2,000	2,004,560
	San Diego, California, Public Facilities Financing Authority,
	Water Revenue Refunding Bonds, Series A, 5%, 8/01/26	1,000	1,039,460
	San Diego, California, Public Facilities Financing Authority,
	Water Revenue Refunding Bonds, Series A, 5.25%, 8/01/38	2,500	2,481,350
Santa Rosa, California, Wastewater Revenue Refunding
	Bonds, Series B, 5.413%, 9/01/25 (b)(g)	2,685	1,075,181
			15,109,781
	Total Municipal Bonds in California		147,073,285
Multi-State - 3.9%
Housing - 3.9%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (h)(i)	500	510,385
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (h)(i)	1,500	1,548,150
	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (h)(i)	1,000	1,030,570

BlackRock California Municipal Income Trust II
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (h)(i)	$ 1,000	$ 1,035,500
	Total Municipal Bonds in Multi-State		4,124,605
	Total Municipal Bonds - 141.0%		151,197,890
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (j)
California - 16.4%
County/City/Special	Santa Clara County, California, Financing Authority,
District/School District - 7.4%	Lease Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	8,005	7,993,595
Education - 2.2%	California State University, Systemwide Revenue Bonds,
	Series A, 5%, 11/01/39 (a)	2,400	2,319,840
Utilities - 6.8%	California State Department of Water Resources Revenue
	Bonds (Central Valley Project), Series AE, 5%, 12/01/29	700	7,298,900
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 16.4%		17,612,335
	Total Long-Term Investments
	(Cost - $171,228,479) - 157.4%		168,810,225
	Short-Term Securities
California - 3.7%	Los Angeles County, California, Metropolitan Transportation
	Authority, Sales Tax Revenue Refunding Bonds, Proposition C,
	VRDN, Second Senior Series A,
	5.75%, 6/08/09 (e)(k)	4,000	4,000,000
		Shares
Money Market Fund - 0.9%	CMA California Municipal Money Fund, 0.07% (l)(m)	943,933	943,933
	Total Short-Term Securities
	(Cost - $4,943,933) - 4.6%		4,943,933
	Total Investments (Cost - $176,172,412*) - 162.0%		173,754,158
	Other Assets Less Liabilities - 3.1%		3,331,572
	Liability for Trust Certificates,
	Including Interest Expense Payable - (9.4)%		(10,045,894)
	Preferred Shares, at Redemption Value - (55.7)%		(59,756,959)
	Net Assets Applicable to Common Shares - 100.0%	$ 107,282,877

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 166,093,172
Gross unrealized appreciation	$ 3,079,959
Gross unrealized depreciation	(5,454,263)
Net unrealized depreciation	$ (2,374,304)

(a) FSA Insured.
(b) AMBAC Insured.

(c) FGIC Insured.
(d) Assured Guaranty Insured.
(e) NPFGC Insured.
(f) Security is collateralized by Municipal or US Treasury Obligations.

(g) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BlackRock California Municipal Income Trust II
Schedule of Investments May 31, 2009 (Unaudited)

(h) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k) Security may have a maturity of more than one year at the time of issuance but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(l) Represents the current yield as of report date.
(m) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA California Municipal Money Fund	943,689	$ 40,722

• The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 943,933
Level 2	172,810,225
Level 3	-
Total	$ 173,754,158

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust II

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal Income Trust II

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust II

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust II

Date: July 15, 2009